Kristin Schantz	100 Summer St.
Assistant Vice President	Suite 1500
Boston, MA 02110
November 18, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N. E.
Washington, D.C. 20549
HC Capital Trust (“Registrant”)
1933 Act Registration No. 33-87762
1940 Act Registration No. 811-8918
Filing pursuant to Rule 497(c)
Dear Sir or Madam:
As Administrator on behalf of the Registrant, we are filing the interactive data file included as an exhibit to this filing, that relates to the amended prospectuses for The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio that were filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on November 1, 2011 (Accession No. 0000950123-11-093996), which is incorporated herein by reference.
Questions related to this filing may be directed to my attention at (617) 824-1514.
Sincerely,

/s/ Kristin Schantz Kristin Schantz
Assistant Vice President

cc:	Laura Corsell, Esq — Montgomery, McCracken, Walker & Rhoads LLP Robert Zion — Hirtle Callaghan & Co, Inc.